Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2014	2015
	(in trillions)
Interest rate contracts	¥962.5	¥1,131.4
Foreign exchange contracts	169.5	193.1
Equity contracts	3.1	4.1
Commodity contracts	2.5	1.0
Credit derivatives	7.1	6.8
Others	2.7	3.1

Total	¥1,147.4	¥1,339.5

Note:

(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	March 31, 2014(1)(5)			March 31, 2015(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,616	¥1	¥8,617	¥11,435	¥4	¥11,439
Foreign exchange contracts	2,916	—	2,916	4,867	—	4,867
Equity contracts	149	—	149	250	—	250
Commodity contracts	69	—	69	94	—	94
Credit derivatives	57	—	57	70	—	70
Others(6)	2	—	2	3	—	3

Total derivative assets	¥11,809	¥1	¥11,810	¥16,719	¥4	¥16,723

Derivative liabilities:
Interest rate contracts	¥8,522	¥1	¥8,523	¥11,341	¥—	¥11,341
Foreign exchange contracts	2,999	—	2,999	5,176	—	5,176
Equity contracts	144	—	144	245	—	245
Commodity contracts	60	—	60	96	—	96
Credit derivatives	62	—	62	72	—	72
Others(6)	(23)	—	(23)	(6)	—	(6)

Total derivative liabilities	¥11,764	¥1	¥11,765	¥16,924	¥—	¥16,924

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Fiscal year ended March 31, 2013			Fiscal year ended March 31, 2014			Fiscal year ended March 31, 2015
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥121	¥121	¥—	¥30	¥30	¥—	¥262	¥262
Foreign exchange contracts	(92)	—	(92)	(51)	—	(51)	(217)	—	(217)
Equity contracts	—	(138)	(138)	—	(105)	(105)	—	(255)	(255)
Commodity contracts	—	4	4	—	3	3	—	(6)	(6)
Credit derivatives	—	(11)	(11)	—	(6)	(6)	—	5	5
Others	(2)	(59)	(61)	(2)	(6)	(8)	(1)	(43)	(44)

Total	¥(94)	¥(83)	¥(177)	¥(53)	¥(84)	¥(137)	¥(218)	¥(37)	¥(255)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	For the fiscal year ended March 31,
	2013	2014	2015
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥7	¥3	¥13

Total	¥7	¥3	¥13

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥1	¥4	¥12

Total	¥1	¥4	¥12

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps and Credit-linked Notes [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥422,991	¥1,952,552	¥78,741	¥2,454,284	¥(30,634)
Non-investment grade	49,579	180,168	2,750	232,497	1,326
Not rated	1,132	4,221	—	5,353	(74)

Total	473,702	2,136,941	81,491	2,692,134	(29,382)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	83,816	166,629	251,385	(3,316)
Non-investment grade	—	—	—	—	—

Total	940	83,816	166,629	251,385	(3,316)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	122,837	339,606	1,000	463,443	(5,520)
Non-investment grade	—	7,407	—	7,407	(779)
Not rated	—	51,527	—	51,527	(487)

Total	122,837	398,540	1,000	522,377	(6,786)

Total index and basket credit default swaps sold	123,777	482,356	167,629	773,762	(10,102)

Total credit default swaps sold	¥597,479	¥2,619,297	¥249,120	¥3,465,896	¥(39,484)

Credit-linked notes(3)	¥—	¥—	¥4,546	¥4,546	¥(4,368)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2015:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,541	¥1,743,295	¥63,291	¥2,295,127	¥(34,573)
Non-investment grade	52,903	226,666	5,300	284,869	8,017
Not rated	2,731	439	—	3,170	(45)

Total	544,175	1,970,400	68,591	2,583,166	(26,601)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	—	195,481	109,409	304,890	(6,387)
Non-investment grade	—	2,880	—	2,880	(9)

Total	—	198,361	109,409	307,770	(6,396)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	55,856	273,097	5,000	333,953	(5,225)
Non-investment grade	56,349	—	—	56,349	(180)
Not rated	16,383	76,682	—	93,065	(3,877)

Total	128,588	349,779	5,000	483,367	(9,282)

Total index and basket credit default swaps sold	128,588	548,140	114,409	791,137	(15,678)

Total credit default swaps sold	¥672,763	¥2,518,540	¥183,000	¥3,374,303	¥(42,279)

Credit-linked notes(3)	¥—	¥—	¥—	¥—	¥—

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.